Lease (Tables)	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Schedule of Measurement of Operating Lease Liabilities

Cash paid for amounts included in the measurement of operating lease liabilities was $484, $150 and $70 for the year ended December 31, 2023, 2024 and 2025, respectively.

Operating Leases (’000)
$
Year ended December 31,
-2026	13
-2027	17
-2028	15
Total undiscounted lease payments	45
Less: imputed interest	(3)
Total	$42

Including:
- Operating lease liabilities - current	12
- Operating lease liabilities – non current	30
Total	$42